Fees and Expenses	Jan. 28, 2026 USD ($)
FullerThaler Behavioral Small-Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small-Cap Equity Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C	Investor	Institutional	R6
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A	C	Investor	Institutional	R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.22%(1)	0.04%	0.20%(1)	0.16%(1)	0.04%
Total Annual Fund Operating Expenses	1.07%	1.64%	1.05%	0.76%	0.64%

(1)	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees - A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based for all time periods on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$678	$896	$1131	$1806
C Shares	$167	$517	$892	$1944
Investor Shares	$107	$334	$579	$1283
Institutional Shares	$78	$243	$422	$942
R6 Shares	$65	$205	$357	$798

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 28% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	28.00%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Small-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small-Cap Growth Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C	Investor	Institutional	R6
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A	C	Investor	Institutional	R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.23%(1)	0.10%	0.26%(1)	0.24%(1)	0.10%
Total Annual Fund Operating Expenses	1.33%	1.95%	1.36%	1.09%	0.95%
Expense Reductions(2)	(0.00)%	(0.01)%	(0.00)%	(0.04)%	(0.02)%
Total Annual Fund Operating Expenses After Expense Reductions(2)	1.33%	1.94%	1.36%	1.05%	0.93%

(1)	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(2)	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.36%, 1.88% 1.31%, 0.99%, and 0.87% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$703	$972	$1262	$2084
C Shares	$197	$611	$1051	$2274
Investor Shares	$138	$431	$745	$1635
Institutional Shares	$107	$343	$597	$1325
R6 Shares	$95	$301	$524	$1165

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 99% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	99.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Mid-Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Mid-Cap Value Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C	Investor	Institutional	R6
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A	C	Investor	Institutional	R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.22%(2)(3)	0.10%	0.27%(2)	0.24%(2)	0.11%
Total Annual Fund Operating Expenses	1.21%	1.84%	1.26%	0.98%	0.85%
Expense Reductions(4)	(0.00)%	(0.11)%	(0.08)%	(0.16)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reductions(4)	1.21%	1.73%	1.18%	0.82%	0.72%

(1)	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.

(2)	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(3)	Other Expenses for Class A Shares of the Fund have been adjusted to include estimated recoupment of 0.01%.

(4)	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.79%, and 0.69% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$691	$937	$1202	$1957
C Shares	$176	$568	$985	$2150
Investor Shares	$120	$392	$684	$1516
Institutional Shares	$84	$296	$526	$1187
R6 Shares	$74	$258	$459	$1037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 18% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	18.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Unconstrained Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Unconstrained Equity Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C	Investor(1)	Institutional	R6
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A	C	Investor(1)	Institutional	R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.34%(3)	0.20%	0.38%(3)	0.29%(3)	0.18%
Total Annual Fund Operating Expenses	1.33%	1.94%	1.37%	1.03%	0.92%
Expense Reductions(4)	(0.00)%	(0.09)%	(0.07)%	(0.04)%	(0.03)%
Total Annual Fund Operating Expenses After Expense Reductions(4)	1.33%	1.85%	1.30%	0.99%	0.89%

(1)	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for this share class is based on estimated expenses for the current fiscal year.

(2)	Effective January 28, 2026, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.85% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.

(3)	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(4)	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.94% and 0.84% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$703	$972	$1262	$2084
C Shares	$188	$600	$1039	$2257
Investor Shares	$132	$427	$743	$1640
Institutional Shares	$101	$324	$565	$1256
R6 Shares	$91	$290	$506	$1129

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 20% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	20.00%
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Small-Mid Core Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small-Mid Core Equity Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C(1)	Investor(1)	Institutional	R6(1)
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A	C	Investor(1)	Institutional	R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.34%(3)	0.11%	0.34%(3)	0.31%(3)	0.14%
Total Annual Fund Operating Expenses	1.33%	1.85%	1.33%	1.05%	0.88%
Expense Reductions(4)	(0.01)%	(0.03)%	(0.06)%	(0.12)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reductions(4)	1.32%	1.82%	1.27%	0.93%	0.83%

(1)	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for the share class are based on estimated expenses for the current fiscal year.

(2)	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.

(3)	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(4)	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.76%, 1.21%, 0.87% and 0.77% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$702	$971	$1261	$2084
C Shares	$185	$579	$998	$2167
Investor Shares	$129	$416	$723	$1596
Institutional Shares	$95	$322	$568	$1272
R6 Shares	$85	$276	$483	$1080

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 25% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	25.00%
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Micro-Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Micro-Cap Equity Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A(1)	C(1)	Investor(1)	Institutional	R6(1)
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A(1)	C(1)	Investor(1)	Institutional	R6(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.86%(3)	0.61%	0.81%(3)	0.70%(3)	0.61%
Total Annual Fund Operating Expenses	2.11%	2.61%	2.06%	1.70%	1.61%
Expense Reductions(4)	(0.30)%	(0.30)%	(0.30)%	(0.35)%	(0.36)%
Total Annual Fund Operating Expenses After Expense Reductions(4)	1.81%	2.31%	1.76%	1.35%	1.25%

(1)	The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, Investor Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s A Shares, C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.

(2)	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) agreed to contractually waive its management fee of 1.45% for all share classes of the Micro-Cap Equity Fund so that the management fee for all share classes of the Fund is 1.00% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.

(3)	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(4)	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.75%, 2.25%, 1.70%, 1.29% and 1.19% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$748	$1171	$1618	$2854
C Shares	$234	$783	$1359	$2922
Investor Shares	$179	$617	$1081	$2366
Institutional Shares	$137	$502	$890	$1979
R6 Shares	$127	$473	$842	$1881

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2025 was 111% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	111.00%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
FullerThaler Behavioral Mid-Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Mid-Cap Equity Fund
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, sell, or hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Share Class
	A	C	Institutional	R6
Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Share Class
	A(1)	C(1)	Institutional	R6(1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.45%(2)	0.20%	0.27%(2)	0.20%
Total Annual Fund Operating Expenses	1.45%	1.95%	1.02%	0.95%
Expense Reductions(3)	(0.18)%	(0.13)%	(0.19)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reductions(3)	1.27%	1.82%	0.83%	0.73%

(1)	The Fund’s A Shares, C Shares, and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s A Shares, C Shares, and R6 Shares have no operating history, “Other Expenses” for the share classes are based on estimated expenses for the current fiscal year.

(2)	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares and Institutional Shares of the Fund. The Services Plan allows the A Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Institutional Shares. “Other Expenses” reported in the table above for A Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.

(3)	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.23%, 1.78%, 0.79%, and 0.69% for A Shares, C Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based for all time periods on Total Annual Fund Operating Expenses. Example: Assuming you redeem your shares at the end of each period
Expense Example, With Redemption [Table]
Share Class	1 Year	3 Years	5 Years	10 Years
A Shares	$697	$991	$1305	$2196
C Shares	$185	$600	$1040	$2264
Institutional Shares	$85	$306	$545	$1231
R6 Shares	$75	$281	$504	$1146

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance. The Mid-Cap Equity Fund’s portfolio turnover rate is normally expected to be under 80%. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000